Investments In Real Estate Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Investments In Real Estate Assets

Note 4: Investment in Real Estate Assets

Investment in real estate assets consist of residential properties held for sale and subject to land contracts.

During the three months ended March 31, 2012, the Company acquired two properties for $42,077 and incurred renovation costs totaling $433,790. During the nine months ended March 31, 2012, the Company acquired 50 properties for $856,323 and incurred renovation costs totaling $1,030,864. There were five properties that were sold pursuant to land contracts during the nine months ended March 31, 2012. As of March 31, 2012, the Company had 45 real estate inventory properties and 7 land contract properties.

In April 2011, the Company entered into three agreements for the sale of land contract interests. The Company, upon full payment of the purchase price of the agreements, which final payments occurred in August 2011, transferred and delivered to the purchaser full interest in nine land contracts, including the transfer of full and legal title to the underlying nine properties and the right to receive the future payments made under the land contract. The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company. No amounts under the agreement were paid by The Diversified Group Partnership Management, LLC. In August 2011, the total installment payments received of $412,600 was recognized as other income and the carrying value of the underlying properties of $433,214 was recorded as other expense. Additionally, a deposit liability of $52,387 consisting of down payments and monthly land contract payments previously received under the land contracts was recognized as revenue and a deposit liability of approximately $27,199 consisting of down payments received by the land contract purchaser that were borrowed from a related party was treated as a capital contribution.

As of March 31, 2012 the Company held 7 properties subject to land contracts with a carrying value of $291,847, which has been reclassified from the Company’s inventory of real estate and is depreciated over life of 30 years. As of March 31, 2012, the Company has received payments that have been recorded as a deposit liability totaling $28,369.

In August 2011, the Company entered into another agreement for the sale of land contract interests in two properties subject to land contracts. The Company, upon full payment of the purchase price of the agreement, agreed to transfer and deliver to the purchaser full interest in two land contracts, including the transfer of full and legal title to the underlying two properties and the right to receive the future payments made under the land contract. As of March 31, 2012, full payment had been received but title to the properties was not passed to the purchaser so the Company retained the properties. The purchaser in the agreement was a limited partnership, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company. No amounts under the agreement were paid by The Diversified Group Partnership Management, LLC. As of March 31, 2012, the Company held a deposit liability of $69,741 relating to payments received under the agreement. When title to the underlying properties is transferred to the purchaser, the agreement payments will be recognized as other income and the carrying value of the underlying properties of approximately $82,000 will be recorded as other expense. Additionally, a deposit liability of approximately $9,000 consisting of down payments and monthly land contract income previously received under the land contracts will be recognized as revenue and a deposit liability of $3,610 consisting of down payments received by the land contract purchaser that were borrowed from a related party will be treated as a capital contribution.

Note 4:  Investment in Real Estate Assets

Investment in real estate assets consist of residential properties held for sale and subject to land contracts.  As of June 30, 2011 the Company sold properties subject to land contracts with a cost basis of $524,855, which have been reclassified from the Company’s inventory of real estate and is depreciated over life of 30 years.  As of June 30, 2011, the Company has received payments that have been recorded as a deposit liability totaling $69,590.

In April 2011, the Company entered into three agreements for the sale of land contract interests.   The Company, upon full payment of the purchase price of the agreements, which final payments occurred subsequent to year end in August 2011, transferred and delivered to the purchaser full interest in nine land contracts, including the transfer of full and legal title to the underlying nine properties and the right to receive the future payments made under the land contract.  The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company.  No amounts under the agreement were paid by The Diversified Group Partnership Management, LLC.  As of June 30, 2011, the Company held a deposit of $76,600 relating to installment payments received under the agreements with the remaining $336,000 was received during July and August 2011.  In August 2011, the total installment payments received of $412,600 was recognized as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale.  Additionally, a deposit liability of approximately $52,000 consisting of down payments and monthly land contract income previously received under the land contracts was recognized as revenue and a deposit liability of approximately $27,000 consisting of down payments received by the land contract purchaser that were borrowed from a related party was treated as a capital contribution.